UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2006 (Unaudited)
Hennessy Cornerstone Growth Fund

	Shares	Value
COMMON STOCKS - 95.50%
Consumer Discretionary - 20.95%
Brightpoint, Inc. (a)	1,138,200	$25,711,938
Circuit City Stores, Inc.	939,300	23,679,753
Conn's, Inc. (a)	558,400	24,279,232
Dress Barn, Inc. (a)	582,000	26,853,480
Drew Industries, Inc. (a)	546,000	20,556,900
Escala Group, Inc. (a)	1,033,400	29,689,582
Nordstrom, Inc.	567,100	23,659,412
The Pantry Inc. (a)	423,000	23,155,020
Papa John's International, Inc. (a)	687,600	23,880,348
Payless Shoesource, Inc. (a)	959,900	23,383,164
Six Flags, Inc. (a)	2,216,500	25,733,565
		270,582,394
Consumer Staples - 3.56%
Great Atlantic & Pacific Tea Co. (a)	743,400	23,216,382
Playtex Products, Inc. (a)	1,698,500	22,793,870
		46,010,252
Energy - 17.77%
Frontier Oil Corp.	541,600	25,666,424
Giant Industries, Inc. (a)	396,200	27,690,418
Holly Corp.	353,600	26,024,960
Marathon Oil Corp.	317,900	24,436,973
Oil States International, Inc. (a)	596,600	24,400,940
Petro-Canada(b)	532,300	25,513,139
Sunoco, Inc.	256,600	24,428,320
Tesoro Petroleum Corp.	344,400	24,958,668
Valero Energy Corp.	421,800	26,332,974
		229,452,816
Financials - 3.83%
Banco Bradesco SA - ADR(b)	687,100	27,442,774
WR Berkley Corp.	445,800	22,022,520
		49,465,294
Health Care - 1.82%
Express Scripts, Inc. (a)	257,300	23,488,917
Industrials - 29.51%
AAR Corp. (a)	897,000	21,375,510
Amerco, Inc. (a)	323,000	26,172,690
Astec Industries, Inc. (a)	670,800	25,792,260
Beacon Roofing Supply, Inc. (a)	731,400	24,289,794
EMCOR Group, Inc. (a)	297,800	24,425,556
Foster Wheeler Ltd (a)(b)	541,400	26,663,950
General Cable Corp. (a)	1,036,200	25,386,900
JLG Industries, Inc.	453,400	24,701,232
Manitowoc Co.	377,900	25,130,350
Quanta Services, Inc. (a)	1,719,100	23,809,535
Reliance Steel & Aluminum Co.	349,900	27,817,050
Trinity Industries, Inc.	504,000	25,734,240
USG Corp. (a)	313,700	29,864,240
Watsco, Inc.	345,200	24,419,448
Westinghouse Air Brake Technologies Corp.	810,300	25,581,171
		381,163,926
Information Technology - 9.63%
Jabil Circuit, Inc. (a)	598,100	24,163,240
ON Semiconductor Corp. (a)	3,267,300	24,537,423
Palm Inc New (a)	644,300	25,436,964
Plexus Corp. (a)	959,600	27,166,276
Western Digital Corp. (a)	1,052,100	22,998,906
		124,302,809
Materials - 8.43%
Aleris Intl, Inc. (a)	657,000	27,344,340
Allegheny Technologies, Inc.	564,000	29,243,400
Ipsco, Inc.(b)	281,900	26,098,302
Ryerson Tull, Inc.	846,000	26,124,480
		108,810,522
TOTAL COMMON STOCKS (Cost $1,093,784,454)		$1,233,276,930
PREFERRED STOCKS - 1.96%
Financials - 1.96%
Banco Itau Holding Financeira SA - ADR(b)	830,900	25,300,905
TOTAL PREFERRED STOCKS (Cost $23,559,222)		$25,300,905
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 11.10%
Discount Notes - 10.12%
Federal Home Loan Bank Discount Note
3.170%, 02/01/2006	$130,774,000	$130,774,000
Total Discount Notes (Cost $130,774,000)		130,774,000
Variable Rate Demand Notes# - 0.98%
American Family Demand Note
4.217%	7,990,224	7,990,224
Wisconsin Corporate Central Credit Union
4.204%	4,664,742	4,664,742
Total Variable Rate Demand Notes ($12,654,966)		12,654,966
TOTAL SHORT TERM INVESTMENTS (Cost $143,428,966)		$143,428,966
Total Investments (Cost $1,260,772,642) - 108.56%		$1,402,006,801
Liabilities in Excess of Other Assets - (8.56)%		(110,575,065)
TOTAL NET ASSETS - 100.00%		$1,291,431,736

ADR	American Depository Receipt
(a)	Non-income producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$1,260,772,642
Gross unrealized appreciation	152,703,668
Gross unrealized depreciation	(11,469,509)
Net unrealized appreciation	$141,234,159

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
January 31, 2006 (Unaudited)
Hennessy Focus 30 Fund

	Shares	Value
COMMON STOCKS - 92.64%
Consumer Discretionary - 12.05%
Building Material Holding Corp.	58,200	$4,607,694
The Goodyear Tire & Rubber Co. (a)	347,900	5,441,156
Office Depot, Inc. (a)	182,200	6,039,930
TRW Automotive Holdings Corp. (a)	189,800	4,877,860
William Lyon Homes, Inc. (a)	36,400	3,738,644
		24,705,284
Energy - 11.37%
Frontier Oil Corp.	121,300	5,748,407
Holly Corp.	84,300	6,204,480
Oil States International, Inc. (a)	156,600	6,404,940
Western Gas Resources, Inc.	104,400	4,959,000
		23,316,827
Financials - 3.53%
CB Richard Ellis Group, Inc. (a)	114,700	7,239,864
Health Care - 9.44%
Express Scripts, Inc. (a)	88,200	8,051,778
Humana, Inc. (a)	109,400	6,101,238
WellCare Health Plans, Inc. (a)	128,900	5,211,427
		19,364,443
Industrials - 37.40%
Flowserve Corp. (a)	154,000	7,080,920
Jacobs Engineering Group, Inc. (a)	80,800	6,736,296
JLG Industries, Inc.	161,200	8,782,176
Labor Ready, Inc. (a)	209,300	4,874,597
Lennox International, Inc.	204,400	6,530,580
McDermott International, Inc. (a)(b)	147,400	7,664,800
Quanta Services, Inc. (a)	424,700	5,882,095
The Shaw Group Inc. (a)	226,400	8,064,368
Skywest, Inc.	202,100	5,897,278
USG Corp. (a)	83,400	7,939,680
Walter Industries, Inc.	114,200	7,223,150
		76,675,940
Materials - 14.18%
Allegheny Technologies, Inc.	176,500	9,151,525
Cleveland-Cliffs, Inc.	62,200	6,708,270
Commercial Metals Co.	165,500	7,833,115
Quanex Corp.	86,600	5,378,726
		29,071,636
Utilities - 4.67%
CMS Energy Corp. (a)	332,600	4,812,722
Sierra Pacific Resources (a)	360,500	4,758,600
		9,571,322
TOTAL COMMON STOCKS (Cost $162,744,943)		$189,945,316
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 5.11%
Discount Notes - 5.06%
Federal Home Loan Bank Discount Note
3.170%, 02/01/2006	$10,382,000	$10,382,000
Total Discount Notes (Cost $10,382,000)		10,382,000
Variable Rate Demand Notes# - 0.05%
American Family Demand Note
4.217%	48,034	48,034
Wisconsin Corporate Central Credit Union
4.204%	48,566	48,566
Total Variable Rate Demand Notes (Cost $96,600)		96,600
TOTAL SHORT TERM INVESTMENTS (Cost $10,478,600)		$10,478,600
Total Investments (Cost $173,223,543) - 97.75%		$200,423,916
Other Assets in Excess of Liabilities - 2.25%		4,606,226
TOTAL NET ASSETS - 100.00%		$205,030,142

(a) Non-income producing
(b) Foreign issued security
# Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$173,223,543
Gross unrealized appreciation	31,368,584
Gross unrealized depreciation	(4,168,211)
Net unrealized appreciation	$27,200,373

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
January 31, 2006 (Unaudited)
Hennessy Cornerstone Value Fund

	Shares	Value
COMMON STOCKS - 98.99%
Consumer Discretionary - 8.16%
DaimlerChrysler AG(b)	69,700	$3,995,204
Ford Motor Co.	436,500	3,745,170
General Motors Corp.	155,800	3,748,548
Mattel, Inc.	216,400	3,570,600
		15,059,522
Consumer Staples - 17.82%
Albertson's, Inc.	154,000	3,873,100
Altria Group, Inc.	49,400	3,573,596
ConAgra Foods, Inc.	177,400	3,677,502
Diageo PLC - ADR(b)	59,900	3,595,198
HJ Heinz Co.	103,800	3,522,972
Kimberly-Clark Corp.	61,300	3,501,456
Kraft Foods, Inc.	122,200	3,597,568
Reynolds American, Inc.	38,600	3,903,618
Sara Lee Corp.	198,900	3,635,892
		32,880,902
Energy - 4.04%
BP PLC - ADR(b)	53,200	3,846,892
ChevronTexaco Corp.	60,700	3,604,366
		7,451,258
Financials - 29.40%
Bank of America Corp.	77,800	3,441,094
Citigroup, Inc.	73,000	3,400,340
Freddie Mac	56,300	3,820,518
HSBC Holdings PLC - ADR(b)	44,400	3,693,192
ING Groep NV - ADR(b)	105,200	3,760,900
J.P. Morgan Chase & Co.	91,300	3,629,175
Lincoln National Corp.	69,100	3,768,023
National City Corp.	104,000	3,554,720
PNC Financial Services Group	55,900	3,625,674
Regions Financial Corp.	105,600	3,503,808
US Bancorp	118,500	3,544,335
Wachovia Corp.	67,600	3,706,508
Washington Mutual, Inc.	85,900	3,635,288
Wells Fargo & Co.	57,000	3,554,520
XL Capital Ltd.(b)	53,600	3,626,576
		54,264,671
Health Care - 10.76%
Bristol-Myers Squibb Co.	166,700	3,799,093
Eli Lilly & Co.	66,800	3,782,216
GlaxoSmithKline PLC - ADR(b)	70,500	3,612,420
Merck & Co., Inc.	122,600	4,229,700
Pfizer, Inc.	173,100	4,445,208
		19,868,637
Industrials - 3.82%
Pitney Bowes, Inc.	85,400	3,649,996
RR Donnelley & Sons Co.	104,100	3,393,660
		7,043,656
Materials - 13.16%
The Dow Chemical Co.	80,000	3,384,000
EI Du Pont de Nemours & Co.	83,300	3,261,195
International Paper Co.	105,500	3,442,465
Lyondell Chemical Co.	142,900	3,431,029
MeadWestvaco Corp.	126,600	3,378,954
PPG Industries, Inc.	61,200	3,641,400
Weyerhaeuser Co.	53,800	3,753,088
		24,292,131
Telecommunication Services - 11.83%
AT&T, Inc.	143,300	3,718,635
BellSouth Corp.	129,300	3,719,961
Chunghwa Telecom Company Ltd. - ADR(b)	201,700	3,755,654
Telefonos de Mexico SA de CV - ADR(b)	154,300	3,663,082
Telefonica De Argentina SA(a)+^Ω	25,800	258
Verizon Communications, Inc.	114,900	3,637,734
Vodafone Group PLC - ADR(b)	158,100	3,337,491
		21,832,815
TOTAL COMMON STOCKS (Cost $183,163,235)		$182,693,592

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.92%
Discount Notes - 0.83%
Federal Home Loan Bank Discount Note
3.170%, 02/01/2006	$1,530,000	$1,530,000
Total Disount Notes (Cost $1,530,000)		1,530,000
Variable Rate Demand Notes# - 0.09%
American Family Demand Note
4.217%	88,951	88,951
Wisconsin Corporate Central Credit Union
4.204%	88,155	88,155
Total Variable Rate Demand Notes (Cost $177,106)		177,106
TOTAL SHORT TERM INVESTMENTS (Cost $1,707,106)		$1,707,106
Total Investments (Cost $184,870,341) - 99.91%		$184,400,698
Other Assets in Excess of Liabilities - 0.09%		157,731
TOTAL NET ASSETS - 100.00%		$184,558,429

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2006.
+	All or a portion of this security is out on loan at January 31, 2006
^	Security is fair valued.
Ω	Security is collateralized by $135,800 in cash.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$184,906,966
Gross unrealized appreciation	10,941,880
Gross unrealized depreciation	(11,448,148)
Net unrealized appreciation	$(506,268)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Mutual Funds, Inc.

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   3/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President
(Principal Executive Officer)

Date   3/30/2006

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer
(Principal Executive Officer)

Date   3/30/2006